Subsequent issues (TABLES)	12 Months Ended
Sep. 30, 2015
Subsequent issues:
Subsequent issues

Subsequent to our year end the Company issued 22,283,187 shares of Common Stock as follows:

Accrued compensation	1,663,186
Accrued liability for legal services	2,147,273
Compensation for mining services	11,200,000
Notes payable conversion	7,272,728
22,283,187